REPORTABLE SEGMENTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
REPORTABLE SEGMENTS
Number of reportable segments | segment	4	4
Total assets	$ 22,086,422	$ 12,756,542	$ 13,553,630	$ 13,156,473
United States
REPORTABLE SEGMENTS
Total assets		$ 1,260,000